Unearned Revenue/ Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance
	December 31,
	2013	2014
Unearned Revenue
Cash received in advance of service provided – Current liability	$2,966	$3,265
Deferred revenue resulting from varying charter rates
Current liability	10,140	334
Non-current liability	196	-
Total Unearned Revenue	$13,302	$3,599

Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	$-	$212
Resulting from varying charter rates –Non Current asset	-	452
Total Accrued Revenue	$-	$664